Property, plant and equipment - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, plant and equipment
Property, plant and equipment	$ 6,777,970,000	$ 6,523,403,000	$ 5,687,357,000
Impairment losses on tangible assets (Note 16)	990,000	0	7,529,000
Assets pledged as security	207,200,000	362,300,000	631,400,000
Interest costs capitalised	47,169,000	31,144,000	27,992,000
Depreciation expense on capitalised interest	27,500,000	22,700,000	19,400,000
Subsidiary for research and development activities
Property, plant and equipment
Property, plant and equipment	251,900,000
Other SMIC subsidiaries
Property, plant and equipment
Property, plant and equipment	52,100,000
Construction in progress (CIP)
Property, plant and equipment
Property, plant and equipment	2,325,502,000	$ 1,834,022,000	$ 1,310,202,000
300mm fab | Beijing fabrication facilities
Property, plant and equipment
Property, plant and equipment	$ 543,300,000
Number of facilities | facility	2
300mm fab | Shanghai fabrication facilities
Property, plant and equipment
Property, plant and equipment	$ 434,900,000
300mm fab | Shenzhen fabrication facility
Property, plant and equipment
Property, plant and equipment	563,200,000
200mm fab | Tianjin fabrication facility
Property, plant and equipment
Property, plant and equipment	$ 480,100,000
Number of facilities | facility	1